Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,221,000	$ 500,000
Accounts receivable, current, net	1,264,000	1,427,000
Unbilled revenue	16,000	113,000
Deferred transaction costs		1,865,000
Prepaid expenses and other current assets	753,000	219,000
Total current assets	6,254,000	4,124,000
Property and equipment, net	305,000	348,000
Intangible assets, net	206,000	187,000
Accounts receivable, net		4,000
Deferred tax asset	11,000	10,000
Operating lease right-of-use assets	744,000	870,000
Other assets	16,000	5,000
Total assets	7,536,000	5,548,000
Current liabilities:
Accounts payable	5,012,000	6,537,000
Accrued expenses and other current liabilities	4,618,000	3,700,000
Deferred revenue		54,000
Convertible notes payable, at fair value, current		8,986,000
Convertible notes payable, current		255,000
Related party loan payable, current	300,000	700,000
Operating lease liability, current	85,000	74,000
Forward purchase derivative liability	9,692,000
Short term debt	342,000
Total current liabilities	20,049,000	20,306,000
Accounts payable non-current	143,000
Related party convertible notes payable, at fair value		6,524,000
Convertible notes payable		200,000
Warrant liability	121,000	945,000
Cumulative mandatorily redeemable common and preferred stock liability	1,048,000	1,000,000
Operating lease liability	751,000	878,000
Total liabilities	22,112,000	29,853,000
Commitments and Contingencies (Note 17)
Stockholder’s deficit:
Convertible preferred stock ($0.0001 par value, 5,000,000 and 5,972,716 shares authorized as of December 31,2025 and December 31, 2024, respectively; Nil and 5,950,673 shares issued as of December 31, 2025 and December 31, 2024, respectively; Nil and 5,950,673 shares outstanding as of December 31, 2025 and December 31, 2024)		7,865,000
Common stock ($0.0001 par value, 500,000,000 shares and 15,924,202 shares authorized as of December 31,2025 and December 31, 2024; 29,377,169 and 7,709,867 shares issued as of December 31,2025 and December 31,2024 respectively; 28,938,266 shares and 7,264,192 shares outstanding as of December 31,2025 and December 31, 2024, respectively)	3,000	1,000
Additional paid in capital	31,311,000	4,699,000
Treasury stock, at cost (Nil and 438,903 as of December 31,2025 and December 31, 2024, respectively)		(2,903,000)
Share subscription receivable	(11,005,000)
Accumulated deficit	(35,145,000)	(34,217,000)
Accumulated other comprehensive income	260,000	250,000
Total stockholders’ deficit	(14,576,000)	(24,305,000)
Total liabilities and stockholders’ deficit	$ 7,536,000	$ 5,548,000